Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Private Placement [Member] Preferred Stock [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member] Treasury Stock [Member]	Private Placement [Member]	Share Purchase Agreement [Member] Preferred Stock [Member]	Share Purchase Agreement [Member] Common Stock [Member]	Share Purchase Agreement [Member] Additional Paid-in Capital [Member]	Share Purchase Agreement [Member] Retained Earnings [Member]	Share Purchase Agreement [Member] Treasury Stock [Member]	Share Purchase Agreement [Member]	Share Purchase Agreement, April 2018 [Member] Preferred Stock [Member]	Share Purchase Agreement, April 2018 [Member] Common Stock [Member]	Share Purchase Agreement, April 2018 [Member] Additional Paid-in Capital [Member]	Share Purchase Agreement, April 2018 [Member] Retained Earnings [Member]	Share Purchase Agreement, April 2018 [Member] Treasury Stock [Member]	Share Purchase Agreement, April 2018 [Member]	Share Purchase Agreement, December 2018 [Member] Preferred Stock [Member]	Share Purchase Agreement, December 2018 [Member] Common Stock [Member]	Share Purchase Agreement, December 2018 [Member] Additional Paid-in Capital [Member]	Share Purchase Agreement, December 2018 [Member] Retained Earnings [Member]	Share Purchase Agreement, December 2018 [Member] Treasury Stock [Member]	Share Purchase Agreement, December 2018 [Member]	Placement Agent [Member] Preferred Stock [Member]	Placement Agent [Member] Common Stock [Member]	Placement Agent [Member] Additional Paid-in Capital [Member]	Placement Agent [Member] Retained Earnings [Member]	Placement Agent [Member] Treasury Stock [Member]	Placement Agent [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Preferred Stock [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Common Stock [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Additional Paid-in Capital [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Retained Earnings [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Treasury Stock [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Preferred Stock [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Common Stock [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Additional Paid-in Capital [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Retained Earnings [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Treasury Stock [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2016																																												436,000
Balance at Dec. 31, 2016																																													$ 592,892,000	$ (618,668,000)	$ (3,054,000)	$ (28,830,000)
Net loss																																														(18,446,000)		(18,446,000)
Issuance of stock (in shares)	7,000							2,312,000																																				42,000
Issuance of stock			$ 10,433,000			$ 10,433,000		$ 2,000	$ 9,969,000			$ 9,971,000																																	1,030,000			1,030,000
Preferred stock conversions (in shares)																																											(4,000)	217,000
Preferred stock conversions																																													(2,000)			(2,000)
Issuance of common stock, 401(k) plan employer match (in shares)																																												7,000
Issuance of common stock, 401(k) plan employer match																																													95,000			95,000
Issuance of common stock, equity consideration in debt restructuring (in shares)																																												71,000
Issuance of common stock, equity consideration in debt restructuring																																													267,000			267,000
Exercise of prefunded common stock warrants (in shares)																																												142,000
Exercise of prefunded common stock warrants
Stock-based compensation expense																																												$ 1,000	1,561,000			1,562,000
Stock-based compensation expense																																																$ 1,600,000
Balance (in shares) at Dec. 31, 2017																																											3,000	3,227,000				3,227,421
Balance at Dec. 31, 2017																																												$ 3,000	616,245,000	(637,114,000)	$ (3,054,000)	$ (23,920,000)
Net loss																																														(4,512,000)		(4,512,000)
Stock-based compensation expense																																													418,000			418,000
Balance at Mar. 31, 2018																																												$ 3,000	616,611,000	(641,626,000)	$ (3,054,000)	$ (28,066,000)
Balance (in shares) at Dec. 31, 2017																																											3,000	3,227,000				3,227,421
Balance at Dec. 31, 2017																																												$ 3,000	616,245,000	(637,114,000)	$ (3,054,000)	$ (23,920,000)
Net loss																																																(11,491,000)
Balance at Sep. 30, 2018																																												$ 4,000	620,322,000	(648,605,000)	$ (3,054,000)	$ (31,333,000)
Balance (in shares) at Dec. 31, 2017																																											3,000	3,227,000				3,227,421
Balance at Dec. 31, 2017																																												$ 3,000	616,245,000	(637,114,000)	$ (3,054,000)	$ (23,920,000)
Net loss																																														(20,533,000)		(20,533,000)
Issuance of stock (in shares)														542,000						11,786,000						114,000
Issuance of stock														$ 1,000	$ 2,540,000			$ 2,541,000		$ 12,000	$ 41,101,000			$ 41,113,000
Preferred stock conversions (in shares)																																											(3,000)	135,000
Preferred stock conversions
Issuance of common stock, CVie Acquisition (in shares)																																												16,265,000
Issuance of common stock, CVie Acquisition																																												$ 16,000	67,484,000			67,500,000
Vesting of restricted stock units (in shares)																																												95,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units (in shares)																																												(31,000)
Withholding tax payments related to net share settlements of restricted stock units																																													(155,000)			(155,000)
Issuance of warrants																																	$ 417,000			$ 417,000			$ 196,000			$ 196,000
Stock-based compensation expense																																													955,000			$ 955,000
Balance (in shares) at Dec. 31, 2018																																												32,133,000				32,133,189
Balance at Dec. 31, 2018																																												$ 32,000	728,783,000	(657,647,000)	$ (3,054,000)	$ 68,114,000
Balance at Mar. 31, 2018																																												3,000	616,611,000	(641,626,000)	(3,054,000)	(28,066,000)
Net loss																																														(3,052,000)		(3,052,000)
Issuance of stock (in shares)																																												542,000
Issuance of stock																																												$ 1,000	2,593,000			2,594,000
Stock-based compensation expense																																													140,000			140,000
Balance at Jun. 30, 2018																																												4,000	619,344,000	(644,678,000)	(3,054,000)	(28,384,000)
Net loss																																														(3,927,000)		(3,927,000)
Issuance of warrants																																													833,000			833,000
Stock-based compensation expense																																													145,000			145,000
Balance at Sep. 30, 2018																																												$ 4,000	620,322,000	(648,605,000)	$ (3,054,000)	(31,333,000)
Net loss																																																$ (9,042,000)
Balance (in shares) at Dec. 31, 2018																																												32,133,000				32,133,189
Balance at Dec. 31, 2018																																												$ 32,000	728,783,000	(657,647,000)	$ (3,054,000)	$ 68,114,000
Net loss																																														(6,537,000)		(6,537,000)
Vesting of restricted stock units (in shares)																																												56,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units (in shares)
Withholding tax payments related to net share settlements of restricted stock units																																													(151,000)			(151,000)
Stock-based compensation expense																																													1,530,000			1,530,000
Balance at Mar. 31, 2019																																												$ 32,000	730,162,000	(664,184,000)	$ (3,054,000)	$ 62,996,000
Balance (in shares) at Dec. 31, 2018																																												32,133,000				32,133,189
Balance at Dec. 31, 2018																																												$ 32,000	728,783,000	(657,647,000)	$ (3,054,000)	$ 68,114,000
Net loss																																																$ (20,100,000)
Balance (in shares) at Sep. 30, 2019																																																32,188,855
Balance at Sep. 30, 2019																																												32,000	733,840,000	(677,747,000)	(3,054,000)	$ 53,071,000
Balance at Mar. 31, 2019																																												32,000	730,162,000	(664,184,000)	(3,054,000)	62,996,000
Net loss																																														(6,437,000)		(6,437,000)
Stock-based compensation expense																																													1,739,000			1,739,000
Balance at Jun. 30, 2019																																												32,000	731,901,000	(670,621,000)	(3,054,000)	58,270,000
Net loss																																														(7,126,000)		(7,126,000)
Stock-based compensation expense																																													1,939,000			$ 1,938,000
Balance (in shares) at Sep. 30, 2019																																																32,188,855
Balance at Sep. 30, 2019																																												$ 32,000	$ 733,840,000	$ (677,747,000)	$ (3,054,000)	$ 53,071,000